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                          TRUST FOR FEDERAL SECURITIES
                        FEDFUND; FEDCASH; T-FUND; T-CASH
                      SUPPLEMENT DATED OCTOBER 2, 1995 TO
                      PROSPECTUSES DATED FEBRUARY 28, 1995

     The fourth sentence under the heading "Purchase Procedures" on page seven of the FedFund, FedCash and T-Fund Prospectuses and on page six of the T-Cash Prospectus is deleted and replaced with the following:

          Orders received after 12:00 noon and before 3:00 P.M., Eastern time (or orders received earlier in the same day for which payment has not been received by 12:00 noon), will be executed at 4:00 P.M., Eastern time, if payment has been received by PNC Bank by that time.

     The second paragraph under the heading "Redemption Procedures" on page eight of the FedFund Prospectus and page seven of the FedCash, T-Fund and T-Cash Prospectuses is deleted and replaced with the following:

          Payment for redeemed shares for which a redemption order is received by PFPC by 3:00 P.M., Eastern time, on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment for redemption orders which are received between 3:00 P.M. and 4:00 P.M., Eastern time, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

PIF-N-GNL2
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                          TRUST FOR FEDERAL SECURITIES
                              TREASURY TRUST FUND
                               FEDERAL TRUST FUND
                      SUPPLEMENT DATED OCTOBER 2, 1995 TO
                      PROSPECTUSES DATED FEBRUARY 28, 1995

     The second paragraph under the heading "Redemption Procedures" on page seven of the Prospectuses for Treasury Trust Fund, Treasury Trust Fund Dollar Shares and Federal Trust Fund is deleted and replaced with the following:

          Payment for redeemed shares for which a redemption order is received by PFPC by 2:30 P.M., Eastern time, on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment for redemption orders which are received between 2:30 P.M. and 4:00 P.M., Eastern time, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

PIF-N-GNL3